Subsequent Events - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	0 Months Ended	3 Months Ended	12 Months Ended
	Jul. 23, 2014 Subsequent Event [Member]	Mar. 31, 2014 Platinum [Member] Thirty Percent Or More Voting Power [Member]	Dec. 31, 2013 Platinum [Member] Thirty Percent Or More Voting Power [Member]	Mar. 31, 2014 Platinum [Member] At least 15% but less than 30% of the voting power [Member] Directors	Dec. 31, 2013 Platinum [Member] At least 15% but less than 30% of the voting power [Member] Directors	Mar. 31, 2014 Platinum [Member] At least 5% but less than 15% of the voting power [Member] Directors	Dec. 31, 2013 Platinum [Member] At least 5% but less than 15% of the voting power [Member] Directors
Subsequent Event [Line Items]
Advisory agreement termination fee	$ 25
Termination of advisory services, approval date	Jul. 23, 2014
Number of directors		30% of the voting power of the outstanding capital stock of the Company, Platinum will have the right to nominate for election to the board of directors of the Company no fewer than that number of directors that would constitute a majority of the number of directors if there were no vacancies on the board	30% of the voting power of the outstanding capital stock of the Company, Platinum will have the right to nominate for election to the board of directors of the Company no fewer than that number of directors that would constitute a majority of the number of directors if there were no vacancies on the board
Number of directors				2	2	1	1
Stock split ratio	4.25
Stock split, approval date	Jul. 23, 2014